UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6100

Seligman Quality Municipal Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:                           10/31

Date of reporting period:                         7/31/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Schedule of Investments (unaudited)	July 31, 2006

State#	Face Amount	Municipal Bonds	Rating†	Value
Alabama — 8.0%	$5,000,000	Jefferson County, AL Sewer Rev. (Capital Improvement Warrants), 5.125% due 2/1/2039ø	Aaa	$5,204,900
Alaska — 3.6%	2,000,000	Alaska Energy Authority Power Rev. (Bradley Lake Hydroelectric Project), 6% due 7/1/2021	Aaa	2,332,840
Arizona — 6.5%	4,000,000	Arizona Agricultural Improvement and Power District Rev. (Salt River Project), 5% due 12/1/2014	Aaa	4,231,760
California — 16.6%	4,000,000	Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev., 5.75% due 1/15/2040	Baa3	4,136,880
	1,500,000	Los Angeles, CA Regional Airports Improvement Corporation Facilities Rev. (LAXFUEL Corporation), 5.50% due 1/1/2032*	Aaa	1,543,020
	5,000,000	San Diego, CA Public Facilities Financing Authority Sewer Rev., 5% due 5/15/2029	Aaa	5,101,950
Colorado — 4.0%	2,500,000	Regional Transportation District, CO Sales Tax Rev., 5% due 11/1/2024	Aaa	2,585,800
Florida — 14.2%	3,000,000	Orange County, FL Health Facilities Authority Rev. (The Nemours Foundation Project), 5% due 1/1/2029	AAA‡	3,089,190
	2,500,000	Orange County, FL Sales Tax Rev., 5.125% due 1/1/2023	Aaa	2,623,450
	3,345,000	Orange County, FL Solid Waste Facility Rev., 5% due 10/1/2016	Aaa	3,485,824
Illinois — 7.2%	4,500,000	Chicago, IL GOs, 5% due 1/1/2023	Aaa	4,680,360
Louisiana — 0.9%	520,000	Louisiana Public Facilities Authority Hospital Rev. (Southern Baptist Hospitals, Inc. Project), 8% due 5/15/2012††	AAA‡	582,774
Massachusetts — 14.3%	750,000	Massachusetts State Port Authority Rev., 5% due 7/1/2025	Aaa	777,263
	3,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa	3,130,710
	3,000,000	Massachusetts State Special Obligation Dedicated Tax Rev., 5.25% due 1/1/2025ø	Aaa	3,246,510
	2,000,000	Massachusetts State Water Resources Authority Rev., 5.25% due 8/1/2024	Aaa	2,159,680
Michigan — 4.0%	1,175,000	Harper Creek, MI Community School District GOs, 5.125% due 5/1/2031ø	Aa2	1,241,493
	1,325,000	Harper Creek, MI Community School District GOs, 5.125% due 5/1/2031	Aa2	1,357,290
Minnesota — 0.8%	500,000	Minneapolis & Saint Paul, MN Metropolitan Airports Commission Rev., 5.75% due 1/1/2032ø	Aaa	535,345
Missouri — 0.5%	295,000	Missouri State Housing Development Commission Rev. (Single Family Mortgage), 6.375% due 9/1/2031*	AAA‡	297,387
New York — 13.5%	3,000,000	New York, NY GOs, 5% due 8/1/2017	Aaa	3,180,630
	1,295,000	New York State Environmental Facilities Corporation (Clean Water & Drinking Water Rev.), 5% due 7/15/2020	Aaa	1,362,910
	4,000,000	Triborough Bridge & Tunnel Authority, NY Rev., 5% due 11/15/2020	Aa2	4,223,760

Pennsylvania — 6.5%	3,000,000	Pennsylvania State University Rev., 5% due 9/1/2024	Aa2	3,126,630
	1,000,000	Pennsylvania Turnpike Commission Rev. (Oil Franchise Tax), 5.25% due 12/1/2023	Aaa	1,064,650
Puerto Rico — 5.1%	3,000,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2021	Aaa	3,307,830
Texas — 13.0%	3,000,000	Dallas, TX Area Rapid Transit Sales Tax Rev., 5% due 12/1/2031	Aaa	3,054,570
	2,000,000	Matagorda County, TX Navigation District No. 1 Pollution Control Rev. (Central Power and Light Co. Project), 6.125% due 5/1/2030*	Aaa	2,043,360
	3,000,000	San Antonio, TX Electric & Gas System Rev., 5.65% due 2/1/2019††	AAA‡	3,376,770
Washington — 6.4%	2,000,000	Chelan County, WA Public Utility District No. 1 (Chelan Hydro Consolidated System Rev.), 5.25% due 7/1/2033*	Aaa	2,028,860
	2,000,000	Chelan County, WA Public Utility District No. 1 (Chelan Hydro Consolidated System Rev.), 5.60% due 1/1/2036*	Aaa	2,124,820
Wisconsin — 0.5%	325,000	Wisconsin Housing & Economic Development Authority Housing Rev., 6.85% due 11/1/2012	Aaa	325,478
Total Municipal Bonds — 125.6%				81,564,694
		Short-Term Holdings
Colorado — 1.8%	1,200,000	Moffat County, CO Pollution Control Rev. (Pacificorp Project), VRDN, due 5/1/2013	VMIG 1	1,200,000
Missouri — 4.4%	2,860,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	2,860,000
North Carolina — 5.2%	3,400,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., VRDN, due 1/15/2026	VMIG 1	3,400,000
New York — 11.3%	2,105,000	New York, NY GOs, 6.25% due 4/15/2027ø	Aaa	2,164,003
	5,000,000	New York, NY City Municipal Water Finance Authority (Water & Sewer System Rev.), 5.75% due 6/15/2026ø	Aaa	5,139,450
Wyoming —2.1%	1,350,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 7/1/2017*	P-1	1,350,000
Total Short-Term Holdings — 24.8%				16,113,453
Total Investments — 150.4%				97,678,147
Other Assets Less Liabilities — 1.3%				881,063
Preferred Stock — (51.7)%				(33,600,000)
Net Assets for Common Stock — 100.0%				$64,959,210

Notes to Schedule of Investments (unaudited)

Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

Short-term holdings include securities with stated or effective maturity dates of less than one year.

VRDN (variable rate demand notes) purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At July 31, 2006, the interest rates earned on these notes ranged from 3.65% to 3.70%.

The cost of investments for federal income tax purposes was $95,239,996. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $2,879,170 and $441,019, respectively.

#	The percentage shown for each state represents the total market value of bonds held of issuers in that state, measured as a percent of net assets for Common Stock, which does not include the net assets attributable to Preferred Stock of the Fund.
†	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.
††	Escrowed-to-maturity security.
ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN QUALITY MUNICIPAL FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 26, 2006

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	September 26, 2006

SELIGMAN QUALITY MUNICIPAL FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.